Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating expenses (notes 12, 16, 17)
General and administration (note 16)	$ 26,264,521	$ 15,561,217
Research and development	14,012,130	14,224,287
Loss before other income (expenses)	(40,276,651)	(29,785,504)
Interest income (note 6)	1,193,342	2,038,465
Gain (loss) on foreign exchange	2,139,611	(712,717)
Change in derivative liability (note 10)	238,176	181,725
Other income (note 18)	28,223	149,739
Net loss and comprehensive loss for the year	$ (36,677,299)	$ (28,128,292)
Basic net loss per share (in CAD per share)	$ (0.51)	$ (0.44)
Diluted net loss per share (in CAD per share)	$ (0.51)	$ (0.44)
Weighted average number of common shares outstanding, basic	71,567,755	64,463,087
Weighted average number of common shares outstanding, diluted	71,567,755	64,463,087